Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Going Concern [Abstract]
Net cash used in operating activities	$ 7,262,133	$ 6,181,843	$ (4,563,696)
Cash and cash equivalents	0	7,030,507	$ 31,301,957	$ 17,676,885
Current liabilities	152,428,834	$ 27,760,258
Debt included in current liabilities	$ 144,673,901